United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2019

Date of Reporting Period: Quarter ended 12/31/2018

Item 1.	Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—71.2%
		Alabama—4.0%
$22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs,(Goldman Sachs Group, Inc. GTD), 2.474% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	$$21,910,500
15,500,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs,(Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	15,981,740
30,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARNs,(Assured Guaranty Corp. INS), 2.150%, 1/3/2019	30,325,000
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs,(Morgan Stanley GTD), 2.424% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	29,772,600
		TOTAL	97,989,840
		Alaska—1.0%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,356,312
		Arizona—2.0%
7,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.560% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	7,061,040
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.800%, Mandatory Tender 5/21/2020	6,945,960
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B) TOBs, 1.600%, Mandatory Tender 5/21/2020	1,090,012
25,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 2.150%, Mandatory Tender 2/1/2019	25,694,089
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	5,003,950
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,009,240
		TOTAL	49,804,291
		California—7.0%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 2.227% (3-month USLIBOR x 0.70 +0.000%), Mandatory Tender 4/1/2021	9,363,183
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1) FRNs, 2.410% (SIFMA 7-day +0.700%), Mandatory Tender 10/1/2019	15,011,250
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 2.134% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,983,000
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.844% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,975,400
10,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-3) FRNs, 2.287% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 4/1/2020	10,017,500
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 2.404% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	50,143,500
9,000,000		California PCFA (Republic Services, Inc.), (Series A-1) TOBs, 2.080%, Mandatory Tender 1/15/2019	8,994,870
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 2.000% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,496,850
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 2.090% (SIFMA 7-day +0.380%), Mandatory Tender 12/1/2022	24,994,500
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2) TOBs, 5.000%, Mandatory Tender 1/15/2020	2,538,375
10,750,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.340% (SIFMA 7-day +0.630%), Mandatory Tender 1/15/2020	10,752,902
7,250,000		Southern California Public Power Authority (Power Projects) (Magnolia Power Project A), Refunding Revenue Bonds (Series 2017-1) TOBs, 2.000%, Mandatory Tender 7/1/2020	7,245,723
		TOTAL	171,517,053
		Colorado—1.4%
5,915,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 2.074% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,896,486
8,495,000	[1]	Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2016B) Index Rate Notes FRNs, 2.504% (1-month USLIBOR x 0.70 +0.860%), Mandatory Tender 11/15/2019	8,503,495

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$5,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017A) FRNs, 2.579% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 9/1/2019	$5,002,950
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.729% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,041,700
8,500,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2017 C-1) TOBs, 4.000%, Mandatory Tender 3/1/2020	8,602,510
		TOTAL	34,047,141
		Connecticut—1.8%
15,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 2.124% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 7/1/2019	15,000,300
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.360% (SIFMA 7-day +0.650%), 3/1/2020	6,363,007
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.460% (SIFMA 7-day +0.750%), 3/1/2021	4,006,800
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.560% (SIFMA 7-day +0.850%), 3/1/2022	3,077,720
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.610% (SIFMA 7-day +0.900%), 3/1/2023	1,507,005
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D) FRNs, 2.590% (SIFMA 7-day +0.880%), 8/15/2019	15,043,950
		TOTAL	44,998,782
		Florida—1.7%
9,965,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 -A), CP,(U.S. Bank, N.A. LIQ), 2.150%, Mandatory Tender 1/8/2019	9,965,100
6,500,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP,(U.S. Bank, N.A. LIQ), 2.150%, Mandatory Tender 1/8/2019	6,500,065
5,300,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP,(U.S. Bank, N.A. LIQ), 2.150%, Mandatory Tender 1/8/2019	5,300,000
5,000,000		Jacksonville, FL EDC (JEA, FL Electric System), (Series 2000 F-2), CP,(U.S. Bank, N.A. LIQ), 2.150%, Mandatory Tender 1/9/2019	5,000,000
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,079,150
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,499,100
		TOTAL	42,343,415
		Georgia—3.2%
1,100,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2019	1,129,018
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,051,330
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,210,691
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	3,998,853
20,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds TOBs, 1.850%, Mandatory Tender 8/22/2019	19,940,800
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.660% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	22,519,350
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018) FRNs,(Royal Bank of Canada GTD), 2.324% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	21,739,300
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,438,325
3,750,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), Pollution Control Revenue Bonds (Plant Scherer First Series 2010) TOBs, 1.400%, Mandatory Tender 9/19/2019	3,725,775
		TOTAL	77,753,442
		Hawaii—0.9%
6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.030% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	6,497,465
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.030% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,996,880
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 2.030% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,497,075
		TOTAL	21,991,420
		Illinois—1.6%
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2019	3,326,050
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	4,196,520
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,288,240

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2020	$1,394,140
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,740,345
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,325,700
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,227,450
3,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	3,164,160
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,088,420
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,161,880
		TOTAL	38,912,905
		Indiana—3.6%
6,655,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	6,558,037
1,685,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,660,449
2,000,000		Indiana State EDA (Republic Services, Inc.), (Series 2012) TOBs, 2.350%, Mandatory Tender 3/1/2019	1,999,660
8,000,000		Indiana State EDA (Republic Services, Inc.), (Series A) TOBs, 2.350%, Mandatory Tender 3/1/2019	7,998,640
70,000,000	[1]	Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2014) FRNs, (Original Issue Yield:0.850%), 2.460% (SIFMA 7-day +0.750%), Mandatory Tender 12/2/2019	70,086,100
		TOTAL	88,302,886
		Iowa—0.2%
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 2.010% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	4,005,960
		Kentucky—1.2%
8,000,000		Carroll County, KY (Kentucky Utilities Company), PCR Revenue Refunding Bonds (Series 2016A) TOBs, 1.050%, Mandatory Tender 9/1/2019	7,944,080
7,855,000		Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018 A), 4.000%, 2/1/2019	7,868,118
6,500,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Environmental Facilities Revenue Refunding Bonds (Series 2017A) TOBs, 1.250%, Mandatory Tender 6/3/2019	6,475,235
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs,(BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,457,040
		TOTAL	30,744,473
		Maryland—0.2%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-45 (Series 2017C-3), 2.500%, 11/1/2024	5,728,800
		Massachusetts—1.7%
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.130% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	10,994,830
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.210% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	11,970,360
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.190% (SIFMA 7-day +0.480%), Mandatory Tender 1/29/2020	7,656,349
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,439,974
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 1.994% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,000,280
		TOTAL	41,061,793
		Michigan—2.3%
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	9,919,300
13,535,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 2.104% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	13,480,590
20,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015 MI) FRNs, 2.219% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	20,006,000
12,285,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.677% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	12,401,093
		TOTAL	55,806,983

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—0.8%
$7,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue Bond Anticipation Notes (Series 2018), 2.750%, 12/1/2019	$6,999,300
6,500,000		Minnesota Rural Water Finance Authority, Public Project Construction Notes (Series 2017), 1.050%, 3/1/2019	6,486,805
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.140% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	7,000,000
		TOTAL	20,486,105
		Mississippi—1.1%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,756,433
15,000,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	14,861,550
5,765,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.100%, 6/1/2019	5,755,257
		TOTAL	28,373,240
		Montana—0.7%
13,000,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.260% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,929,930
3,400,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 2.130% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,400,000
		TOTAL	16,329,930
		Multi State—1.8%
366,260	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2014 Class D) FRNs,(Cooperatieve Rabobank UA LOC), 2.510% (SIFMA 7-day +0.800%), 11/15/2019	366,268
8,776,007	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class C) FRNs,(Cooperatieve Rabobank UA LOC), 2.760% (SIFMA 7-day +1.050%), 12/31/2019	8,776,197
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs,(Cooperatieve Rabobank UA LOC), 2.960% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
28,185,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs,(Cooperatieve Rabobank UA LOC), 2.510% (SIFMA 7-day +0.800%), 11/30/2021	28,185,000
		TOTAL	45,262,465
		Nevada—1.4%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	28,777,680
5,000,000		Washoe County, NV Gas Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016A) TOBs, 1.500%, Mandatory Tender 6/3/2019	4,983,000
		TOTAL	33,760,680
		New Hampshire—0.4%
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 2.460% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	9,973,400
		New Jersey—6.0%
19,023,000		Asbury Park, NJ BANs, 2.500%, 1/25/2019	19,026,805
10,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2019	10,124,100
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB) FRNs, 2.710% (SIFMA 7-day +1.000%), Mandatory Tender 12/15/2019	25,045,000
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 2.124% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	6,992,650
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 2.104% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	30,000,000
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 2.394% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,110,800
20,582,031		Newark, NJ, (Series2018A) BANs, 3.000%, 7/31/2019	20,660,860
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2019	3,542,700
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2020	3,118,590
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,718,645
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,159,060
3,405,000		Upper Township, NJ BANs, 2.500%, 1/25/2019	3,406,055
		TOTAL	147,905,265

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—1.0%
$5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	$4,855,350
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs,(Royal Bank of Canada GTD), 2.324% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 8/1/2019	19,353,290
		TOTAL	24,208,640
		New York—4.4%
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 2.394% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	11,994,600
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes) FRNs, 2.160% (SIFMA 7-day +0.450%), Mandatory Tender 11/1/2019	2,996,790
3,470,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.160% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	3,448,659
15,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c) FRNs, 2.660% (SIFMA 7-day +0.950%), 11/1/2019	15,045,300
7,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs,(Assured Guaranty Municipal Corp. INS), 2.191% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	7,009,800
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs,(Assured Guaranty Municipal Corp. INS), 2.301% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	9,040,770
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.274% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2020	9,998,000
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 2.120% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,851,600
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A),(Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2019	2,261,633
5,675,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Bonds (Series 2001B) FRNs, 2.045% (SOFR x 0.67 +0.430%), Mandatory Tender 9/26/2019	5,680,675
9,810,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 2.274% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	9,842,373
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5) FRNs,(Assured Guaranty Municipal Corp. INS), 2.150% (SIFMA 7-day +0.440%), 1/1/2019	4,000,000
		TOTAL	109,170,200
		North Carolina—0.6%
6,250,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 2.350%, Mandatory Tender 3/15/2019	6,248,750
9,000,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series B) TOBs, 2.350%, Mandatory Tender 3/1/2019	8,998,470
		TOTAL	15,247,220
		Ohio—1.9%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.460% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	6,214,928
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs,(Royal Bank of Canada GTD), 2.294% (1-month USLIBOR x 0.67 +0.720%), Mandatory Tender 8/1/2019	40,004,000
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,012,570
		TOTAL	47,231,498
		Pennsylvania—7.8%
8,145,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 2.234% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,123,090
9,995,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 2.234% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,968,113
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,282,031
1,250,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.820% (1-month USLIBOR x 0.68	1,250,088
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.870% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,322,006
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.920% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,503,405

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 2.020% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	$1,857,382
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 2.070% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,415,062
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.430% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	4,998,200
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	3,986,760
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 1.984% (1-month USLIBOR x 0.67 +0.410%), 11/1/2019	999,480
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014) FRNs, 2.074% (1-month USLIBOR x 0.67 +0.500%), Mandatory Tender 11/1/2019	4,000,480
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.110% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	8,068,000
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.684% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	3,998,960
30,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 2.050%, Mandatory Tender 1/2/2019	30,000,000
5,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), Revenue Bonds (Series 2010A) TOBs, 2.400%, Mandatory Tender 4/1/2019	5,500,000
15,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013) TOBs, 2.150%, Mandatory Tender 2/1/2019	14,996,550
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,004,449
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.324% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	5,986,560
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.210% (SIFMA 7-day +0.500%), 12/1/2021	3,997,400
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.410% (SIFMA 7-day +0.700%), 12/1/2023	4,988,500
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.590% (SIFMA 7-day +0.880%), 12/1/2020	4,022,760
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 2.310% (SIFMA 7-day +0.600%), 12/1/2023	9,958,600
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs,(Assured Guaranty Municipal Corp. INS), 2.328% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	40,010,400
4,400,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs,(Pennsylvania School District Intercept Program GTD), 2.447% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,405,588
		TOTAL	192,643,864
		South Carolina—1.5%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs,(Royal Bank of Canada GTD), 2.434% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,917,750
7,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.250%, 5/1/2019	6,981,590
4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	4,504,680
		TOTAL	36,404,020
		Tennessee—0.2%
5,000,000		Monroe County, TN, UT GO BANs, 1.200%, 6/15/2019	4,988,950
		Texas—4.8%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/6/2021	5,189,700
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014B) FRNs, 2.290% (SIFMA 7-day +0.580%), Mandatory Tender 12/1/2019	10,007,200
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.410% (SIFMA 7-day +0.700%), 6/1/2019	2,253,533
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.460% (SIFMA 7-day +0.750%), 6/1/2020	2,007,680

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.540% (SIFMA 7-day +0.830%), 6/1/2021	$3,730,071
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.554% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 6/1/2020	8,044,560
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.610% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,020,400
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 2.114% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	4,970,150
5,000,000	[1]	Katy, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2015C) FRNs,(Texas Permanent School Fund Guarantee Program GTD), 2.195% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 8/15/2019	5,000,750
5,500,000		Mansfield, TX ISD, UT GO School Building Bonds (Series 2012) TOBs,(Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,538,335
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	6,903,820
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 2.510% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,000,100
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.380% (SIFMA 7-day +0.670%), Mandatory Tender 1/1/2020	31,661,833
13,750,000		Port of Port Arthur Navigation District of Jefferson County, TX (Emerald Renewable Diesel LLC), (Series 2018) TOBs,(United States Treasury GTD), 2.400%, Mandatory Tender 5/31/2019	13,750,000
5,000,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A) TOBs, 5.000%, Mandatory Tender 4/1/2020	5,175,750
		TOTAL	119,253,882
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	15,721,120
		Virginia—0.2%
5,000,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008C) TOBs, 1.850%, Mandatory Tender 5/16/2019	4,993,650
		Washington—1.6%
6,700,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014) FRNs, 2.110% (SIFMA 7-day +0.400%), Mandatory Tender 12/1/2019	6,700,268
5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	4,985,950
5,725,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue Bond Anticipation Notes (Series 2017), 3.000%, 8/1/2019	5,713,836
5,000,000	[1]	Seattle, WA Municipal Light & Power, Revenue Refunding Bonds—SIFMA Index (Series 2018C) FRNs, 2.170% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	4,987,750
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.779% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,089,200
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.760% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,122,920
		TOTAL	39,599,924
		West Virginia—0.3%
7,000,000	[1]	West Virginia University Board of Governors (West Virginia University), Variable Rate Refunding Revenue Bonds (Series 2014C) FRNs, 2.240% (SIFMA 7-day +0.530%), Mandatory Tender 10/1/2019	7,002,730
		Wisconsin—0.3%
4,000,000		Public Finance Authority, WI Revenue (Lake Oconee Acadamy Foundation, Inc.), Loan Anticipation Notes (Series 2017), 2.300%, 10/1/2019	3,980,320
4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and Bond Anticipation Notes (Series 2017A), 2.650%, 11/1/2020	4,492,755
		TOTAL	8,473,075
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,759,641,544)	1,756,395,354
	[1]	SHORT-TERM MUNICIPALS—29.4%
		Alabama—0.0%
250,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs,(Compass Bank, Birmingham LOC), 2.000%, 1/3/2019	250,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—5.6%
$12,500,000		California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.), (Series 2009B) Daily VRDNs,(MUFG Union Bank, N.A. LOC), 2.080%, 1/1/2019	$12,500,000
20,900,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series C) Daily VRDNs,(Mizuho Bank Ltd. LOC), 2.150%, 1/1/2019	20,900,000
33,780,000		California PCFA (Pacific Gas & Electric Co.), (1996 Series F) Daily VRDNs,(TD Bank, N.A. LOC), 2.060%, 1/1/2019	33,780,000
7,500,000		California Statewide Communities Development Authority Multi-Family Housing (ERP Operating LP), (Series 2013B) Weekly VRDNs, 2.140%, 1/3/2019	7,500,000
60,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 2.010%, 1/1/2019	60,000,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs,(Toronto Dominion Bank LIQ), 2.060%, 1/3/2019	4,000,000
		TOTAL	138,680,000
		Florida—0.1%
2,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.740%, 1/1/2019	2,500,000
		Georgia—2.1%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs,(Compass Bank, Birmingham LOC), 2.330%, 1/3/2019	5,440,000
46,050,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.980%, 1/3/2019	46,050,000
		TOTAL	51,490,000
		Illinois—1.4%
19,505,000		Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs,(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ)/(GNMA COL), 1.900%, 1/3/2019	19,505,000
14,775,000		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (2015-XF1045) Weekly VRDNs,(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 2.060%, 1/3/2019	14,775,000
		TOTAL	34,280,000
		Indiana—0.1%
3,000,000		Indiana State Finance Authority Environmental (Mittal Steel USA, Inc.), (Series 2006) Weekly VRDNs,(Banco Bilbao Vizcaya Argentaria SA LOC), 2.050%, 1/2/2019	3,000,000
		Kansas—1.5%
12,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 2.000%, 1/2/2019	12,000,000
14,800,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 2.000%, 1/2/2019	14,800,000
10,000,000		Wamego, KS (Kansas Gas and Electric Co.), (Series 1994) Weekly VRDNs, 2.010%, 1/2/2019	10,000,000
		TOTAL	36,800,000
		Louisiana—0.8%
18,635,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs,(Nucor Corp. GTD), 1.980%, 1/2/2019	18,635,000
		Michigan—0.3%
7,575,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (2015-XF0241) Weekly VRDNs,(Assured Guaranty Municipal Corp. GTD)/(TD Bank, N.A. LIQ), 1.960%, 1/3/2019	7,575,000
		Nebraska—0.2%
800,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 2.030%, 1/2/2019	800,000
2,825,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 2.030%, 1/2/2019	2,825,000
		TOTAL	3,625,000
		New Jersey—1.2%
11,765,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs,(Valley National Bank, Passaic, NJ LOC), 2.010%, 1/4/2019	11,765,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998A) Weekly VRDNs,(Valley National Bank, Passaic, NJ LOC), 2.010%, 1/4/2019	6,835,000
6,835,000		New Jersey EDA (Jewish Home at Rockleigh), (Series 1998B) Weekly VRDNs,(Valley National Bank, Passaic, NJ LOC), 2.010%, 1/4/2019	6,835,000
4,385,000		New Jersey State Economic Development Authority (New Jersey State), Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs,(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.910%, 1/3/2019	4,385,000
		TOTAL	29,820,000
		New York—1.3%
31,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Weekly VRDNs, 2.010%, 1/1/2019	31,500,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—0.3%
$7,725,000		North Carolina Eastern Municipal Power Agency, Tender Option Bond Trust Certificates (Series 2017-XG0135) Weekly VRDNs,(Deutsche Bank AG LIQ), 1.880%, 1/3/2019	$7,725,000
		Ohio—0.2%
5,000,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 2.010%, 1/3/2019	5,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 1.960%, 1/3/2019	500,000
		TOTAL	5,500,000
		Pennsylvania—1.7%
41,495,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Variable Rate Remarketed Obligations (Series 2015B) Weekly VRENs, 2.010%, 1/3/2019	41,495,000
		Tennessee—0.0%
200,000		Jackson, TN IDB (Bobrick Washroom Equipment), (Series 1999) Weekly VRDNs,(Regions Bank, Alabama LOC), 2.000%, 1/3/2019	200,000
		Texas—11.1%
4,150,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 1.820%, 1/2/2019	4,150,000
69,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.120%, 1/2/2019	69,200,000
51,800,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 2.050%, 1/1/2019	51,800,000
28,650,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 2.050%, 1/1/2019	28,650,000
42,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 2.050%, 1/1/2019	42,400,000
43,525,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 2.100%, 1/2/2019	43,525,000
35,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 2.030%, 1/2/2019	35,000,000
		TOTAL	274,725,000
		Wisconsin—1.5%
38,035,000		Public Finance Authority, WI Special Facilities (Austin FBO LLC), Golden Blue 3a7 (Series 2018-015) VRENs,(Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 2.210%, 1/3/2019	38,035,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $725,835,000)	725,835,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $2,485,476,544)	2,482,230,354
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(14,398,508)
		TOTAL NET ASSETS—100%	$2,467,831,846
Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2018, these restricted securities amounted to $8,513,920, which represented 0.3% of total net assets.

Additional information on restricted securities held at December 31, 2018, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$4,500,000	$4,504,680
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,009,240
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOB(s)	—Tender Option Bond(s)
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2019